Properties (Details Textual) (CAD) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Additional Properties (Textual) [Abstract]
Net additions of information systems assets	1,153	743	703
Depreciation and amortization	490	489	483
Properties (Textual) [Abstract]
Capital assets acquired by means of capital leases	0	1	1
Cash payment related to capital purchases	1,104	726	703
Information systems [Member]
Additional Properties (Textual) [Abstract]
Net additions of information systems assets	91	54	39
Depreciation and amortization	56	54	40